Annual Total Returns - Fidelity Series Bond Index Fund [BarChart] - 08.31 Fidelity Series Bond Index Fund Pro-05 - Fidelity Series Bond Index Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 26, 2019
Fidelity Series Bond Index Fund
Bar Chart Table:
Annual Return 2020	7.65%
Annual Return 2021	(1.80%)